Touchstone Dividend Select ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Touchstone Dividend Select ETF | Touchstone Dividend Select ETF
Prospectus [Line Items]
Annual Return [Percent]	16.27%	11.59%	14.01%